PROMISSORY NOTE FROM A THIRD PARTY	9 Months Ended
Sep. 30, 2025
Cayson Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
PROMISSORY NOTE FROM A THIRD PARTY

NOTE 6 - PROMISSORY NOTE FROM A THIRD PARTY

On September 9, 2025, Mango Financial, the party to entered the Merger Agreement with the Company (see Note 1- Proposed Business Combination), issued an unsecured promissory note to the Company, pursuant to which the Company borrowed an aggregate principal amount of $300,000 (the “Mango Extension Note”). The Mango Extension Note is non-interest bearing and is payable in full upon consummation of a Business Combination. The proceeds from the Mango Extension Note were deposited into escrow account managed by the Company’s trustee, Continental. Such funds are subject to possible redemption by the Company’s public shareholders in accordance with the terms of the Trust Account, and were used to extend the period of time the Company has to consummate a Business Combination from September 23, 2025 to January 23, 2026. As of September 30, 2025, $300,000 was outstanding under the Mango Extension Note.